UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena St.
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena St.
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Hard Asset Fund - Class A (EPHAX)
•	EuroPac Hard Asset Fund - Class I (EPHIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)
•	EP Strategic US Equity Fund - Class A (EPUSX)

SEMI-ANNUAL REPORT
April 30, 2014

Euro Pacific Funds
•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac Hard Asset Fund - Class A (EPHAX)
•	EuroPac Hard Asset Fund - Class I (EPHIX)
•	EuroPac Gold Fund - Class A (EPGFX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP China Fund - Class A (EPHCX)
•	EP Asia Small Companies Fund - Class A (EPASX)
•	EP Asia Small Companies Fund - Class I (EPEIX)
•	EP Latin America Fund - Class A (EPLAX)
•	EP Latin America Fund - Class I (EPWIX)
•	EP Strategic US Equity Fund - Class A (EPUSX)

Each a series of the Investment Managers Series Trust

Table of Contents
Schedules of Investments	1
Statements of Assets and Liabilities	36
Statements of Operations	39
Statements of Changes in Net Assets	42
Financial Highlights	51
Notes to Financial Statements	66
Supplemental Information	83
Expense Examples	85

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.8%
	AUSTRALIA – 8.4%
25,590	BHP Billiton Ltd.	$897,457
939,837	CFS Retail Property Trust - REIT	1,754,991
220,000	Newcrest Mining Ltd.*	2,137,867
57,843	Origin Energy Ltd.	800,688
22,405	Woolworths Ltd.	776,806
		6,367,809
	BRAZIL – 6.4%
284,856	Cia Energetica de Minas Gerais - ADR	2,147,814
111,300	Grendene S.A.	703,799
93,000	Telefonica Brasil S.A. - ADR	1,971,600
		4,823,213
	CANADA – 16.6%
42,695	ARC Resources Ltd.	1,266,711
113,200	Barrick Gold Corp.	1,977,604
83,000	Goldcorp, Inc.	2,051,760
369,800	Kinross Gold Corp.*	1,501,388
346,500	Major Drilling Group International, Inc.	2,724,961
180,700	Precision Drilling Corp.	2,349,215
91,490	Yamana Gold, Inc.	684,345
		12,555,984
	CHILE – 1.3%
1,544,742	Aguas Andinas S.A. - A Shares	956,294

	CHINA – 0.7%
202,000	China Shenhua Energy Co., Ltd. - H Shares	547,143

	COLOMBIA – 1.4%
63,800	Pacific Rubiales Energy Corp.	1,041,312

	FINLAND – 3.0%
101,600	Fortum OYJ	2,293,330

	HONG KONG – 2.1%
165,500	China Mobile Ltd.	1,573,243

	INDIA – 1.7%
30,800	ICICI Bank Ltd. - ADR	1,314,236

	JAPAN – 12.7%
322,000	Aozora Bank Ltd.	957,480
78,400	Asahi Group Holdings Ltd.	2,161,014
401,000	Isuzu Motors Ltd.	2,325,945
191,000	ITOCHU Corp.	2,137,272
23,000	JGC Corp.	744,657
49,000	SCSK Corp.	1,292,160
		9,618,528

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MALAYSIA – 2.2%
550,747	Malayan Banking Bhd	$1,669,697

	NETHERLANDS – 3.1%
60,332	Royal Dutch Shell PLC - A Shares	2,389,258

	NEW ZEALAND – 4.2%
846,152	Kiwi Income Property Trust - REIT	839,075
986,410	Telecom Corp. of New Zealand Ltd.	2,356,088
		3,195,163
	NORWAY – 9.8%
84,960	Atea ASA	975,476
41,550	Fred Olsen Energy ASA	1,321,788
23,969	Leroey Seafood Group ASA	846,776
84,010	Statoil ASA	2,549,569
35,800	Telenor ASA	840,149
19,110	Yara International ASA	902,085
		7,435,843
	SINGAPORE – 8.2%
1,769,000	Ascendas India Trust	1,079,433
5,225,000	Golden Agri-Resources Ltd.	2,542,275
847,000	Singapore Telecommunications Ltd.	2,587,549
		6,209,257
	SWEDEN – 1.8%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,378,850

	SWITZERLAND – 3.2%
14,575	Nestle S.A.	1,125,294
4,629	Valora Holding A.G.	1,307,018
		2,432,312
	THAILAND – 1.5%
2,365,000	Thai Beverage PCL	1,112,985

	TURKEY – 1.1%
56,800	Turkcell Iletisim Hizmetleri AS - ADR*	822,464

	UNITED KINGDOM – 1.9%
299,000	Tesco PLC	1,478,846

	UNITED STATES – 0.5%
50,000	American Eagle Energy Corp.*	345,000

	TOTAL COMMON STOCKS (Cost $69,012,828)	69,560,767

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.4%
$4,054,079	UMB Money Market Fiduciary, 0.010%[1]	$4,054,079

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,054,079)	4,054,079

	TOTAL INVESTMENTS – 97.2% (Cost $73,066,907)	73,614,846
	Other Assets in Excess of Liabilities – 2.8%	2,100,890

	TOTAL NET ASSETS – 100.0%	$75,715,736

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	17.0%
Communications	16.5%
Energy	15.6%
Consumer, Non-cyclical	13.3%
Financial	10.0%
Consumer, Cyclical	8.5%
Utilities	8.2%
Technology	1.7%
Industrial	1.0%
Total Common Stocks	91.8%
Short-Term Investments	5.4%
Total Investments	97.2%
Other Assets in Excess of Liabilities	2.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES – 85.6%
	AUSTRALIA – 8.9%
1,500,000	CFS Retail Property Trust Group 5.075%, 8/21/2014[1]	$1,402,244
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,628,177
1,500,000	5.750%, 7/22/2024	1,541,728
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,087,046
		6,659,195
	BERMUDA – 0.8%
4,000,000	Seadrill Ltd. 4.182%, 3/18/2019[2]	615,176

	BRAZIL – 0.6%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2016	470,894

	CANADA – 9.4%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[3]	963,644
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,833,957
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,487,719
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	458,372
1,750,000	Province of Ontario Canada 1.900%, 9/8/2017	1,611,753
715,000	Sherritt International Corp. 7.750%, 10/15/2015	691,451
		7,046,896
	CAYMAN ISLANDS – 3.6%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,179,344
500,000	Marfrig Overseas Ltd. 9.500%, 5/4/2020[3]	513,750
		2,693,094
	CHILE – 4.6%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	1,015,286
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,349,513

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE (Continued)
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	$1,118,218
		3,483,017
	GERMANY – 5.9%
	KFW
20,000,000	7.000%, 6/14/2016	541,648
14,500,000	5.000%, 5/22/2019	2,724,565
7,000,000	3.500%, 1/22/2021	1,165,961
		4,432,174
	INDIA – 1.7%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/2049[2,3]	1,302,129

	LUXEMBOURG – 0.7%
500,000	VTB Bank OJSC Via VTB Capital S.A. 3.150%, 12/16/2016	559,027

	MALAYSIA – 5.0%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	610,236
10,000,000	4.160%, 7/15/2021	3,103,996
		3,714,232
	MEXICO – 7.2%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,629,448
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,276,483
500,000	TV Azteca S.A.B. de C.V. 7.625%, 9/18/2020[3]	534,375
		5,440,306
	NEW ZEALAND – 6.0%
2,000,000	Contact Energy Ltd. 7.855%, 4/13/2017	1,833,898
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/2014	346,110
650,000	Fletcher Building Ltd. 8.500%, 3/15/2015	574,921
2,000,000	Fonterra Cooperative Group Ltd. 5.520%, 2/25/2020	1,727,616
		4,482,545

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY – 4.7%
2,000,000	BOA Offshore AS 8.470%, 12/18/2018[2]	$344,465
1,500,000	Kommunalbanken A.S. 3.750%, 12/11/2017	1,251,207
6,000,000	2.875%, 5/16/2017	1,031,153
5,000,000	Marine Harvest ASA 5.190%, 3/12/2018[2,3]	864,273
		3,491,098
	PERU – 2.7%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,992,039

	POLAND – 3.8%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	1,029,494
2,500,000	2.720%, 1/25/2017[2]	825,035
3,000,000	2.720%, 1/25/2018[2]	992,581
		2,847,110
	RUSSIA – 1.2%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	938,639

	SINGAPORE – 4.0%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/2016[1]	799,633
1,750,000	Genting Singapore PLC 5.125%, 3/29/2049[2,3]	1,367,425
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,3]	801,441
		2,968,499
	SOUTH KOREA – 3.2%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	2,370,354

	SWEDEN – 5.5%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,459,863
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,540,955
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/2018[3,4]	624,404

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN (Continued)
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	$498,618
		4,123,840
	SWITZERLAND – 2.6%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	1,928,361

	UNITED KINGDOM – 2.1%
1,437,180	IGAS Energy PLC 10.000%, 3/22/2018[3]	1,540,477

	UNITED STATES – 1.4%
	Allied Nevada Gold Corp.
500,000	8.750%, 6/1/2019[3,4]	376,334
1,000,000	8.750%, 6/1/2019[3]	701,396
		1,077,730

	TOTAL FIXED INCOME SECURITIES (Cost $67,706,665)	64,176,832

Number of Shares

	PREFERRED STOCKS – 1.0%
	HONG KONG – 1.0%
30,000	Seaspan Corp. 8.250%, 12/31/49[3]	772,800

	TOTAL PREFERRED STOCKS (Cost $750,000)	772,800

Principal Amount

	SHORT-TERM INVESTMENTS – 11.5%
8,592,430	UMB Money Market Fiduciary, 0.010%[5]	8,592,430

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,592,430)	8,592,430

	TOTAL INVESTMENTS – 98.1% (Cost $77,049,095)	73,542,062
	Other Assets in Excess of Liabilities – 1.9%	1,403,521

	TOTAL NET ASSETS – 100.0%	$74,945,583

PLC – Public Limited Company

[1]	Convertible security.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

[2]	Variable, floating or step rate security.
[3]	Callable.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

[5]	The rate is the annualized seven-day yield at period end.
[6]	Local currency.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	41.2%
Financial	17.3%
Consumer, Non-cyclical	7.1%
Communications	6.5%
Energy	4.2%
Utilities	2.4%
Diversified	2.0%
Consumer, Cyclical	1.8%
Industrial	1.7%
Basic Materials	1.4%
Total Fixed Income Securities	85.6%
Short-Term Investments	11.5%
Preferred Stocks	1.0%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	AUSTRALIA – 3.3%
79,150	Newcrest Mining Ltd.*	$769,146

	CANADA – 36.2%
27,200	Agnico Eagle Mines Ltd.	804,032
46,740	Barrick Gold Corp.	816,548
23,000	Cameco Corp.	489,670
40,100	Encana Corp.	930,721
57,400	Endeavour Silver Corp.*	262,318
21,400	Ensign Energy Services, Inc.	336,785
33,320	Freehold Royalties Ltd.	755,711
23,690	Goldcorp, Inc.	585,617
83,100	Kinross Gold Corp.	337,386
102,700	Major Drilling Group International, Inc.	807,658
24,240	Pan American Silver Corp.	314,150
11,700	Peyto Exploration & Development Corp.	431,345
10,000	Potash Corp. of Saskatchewan, Inc.	361,600
41,300	Precision Drilling Corp.	536,926
26,900	Silver Wheaton Corp.	597,180
26,910	Yamana Gold, Inc.	201,287
		8,568,934
	CHILE – 2.0%
14,800	Sociedad Quimica y Minera de Chile S.A. - ADR	472,120

	CHINA – 1.8%
480,000	China BlueChemical Ltd. - Class H	257,552
60,000	China Shenhua Energy Co., Ltd. - H Shares	162,518
		420,070
	INDONESIA – 2.6%
3,000,000	Harum Energy Tbk P.T.	612,377

	NORWAY – 7.2%
28,950	Statoil ASA	878,586
17,400	Yara International ASA	821,365
		1,699,951
	SINGAPORE – 6.0%
368,000	First Resources Ltd.	754,375
1,375,000	Golden Agri-Resources Ltd.	669,020
		1,423,395
	SWEDEN – 2.9%
32,200	Lundin Petroleum A.B.*	687,857

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 24.8%
415	Syngenta A.G.	$164,378
2,975	ZKB Gold - Class A - ETF*	3,769,028
10,408	ZKB Silver - ETF*	1,920,276
		5,853,682
	THAILAND – 2.9%
71,000	PTT PCL	686,743

	UNITED STATES – 7.6%
74,897	American Eagle Energy Corp.*	516,789
5,500	Mosaic Co.	275,220
40,065	Newmont Mining Corp.	994,814
		1,786,823
	TOTAL COMMON STOCKS (Cost $27,690,445)	22,981,098

Principal Amount

	SHORT-TERM INVESTMENTS – 2.8%
$671,662	UMB Money Market Fiduciary, 0.010%[1]	671,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $671,662)	671,662

	TOTAL INVESTMENTS – 100.1% (Cost $28,362,107)	23,652,760
	Liabilities in Excess of Other Assets – (0.1)%	(13,590)

	TOTAL NET ASSETS – 100.0%	$23,639,170

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
PCL – Public Company Limited

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

EuroPac Hard Asset Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	39.5%
Energy	27.7%
Consumer, Non-cyclical	6.0%
Total Common Stocks	73.2%
Investment Companies / ETFs	24.1%
Short-Term Investments	2.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.9%
	GOLD MINING – 34.0%
63,800	Agnico Eagle Mines Ltd.	$1,885,928
85,000	Alacer Gold Corp.[1]	203,175
110,000	Asanko Gold, Inc.*1	232,100
70,000	B2Gold Corp.*1	202,300
10,000	Barrick Gold Corp.[1]	174,700
99,000	Detour Gold Corp.*1	985,394
165,000	DRDGOLD Ltd. - ADR	531,300
165,000	Eldorado Gold Corp.	1,006,500
72,970	Goldcorp, Inc.	1,803,818
34,400	Kinross Gold Corp.	139,664
180,000	Mandalay Resources Corp.[1]	156,007
353,610	New Gold, Inc.*	1,792,803
4,000	Newmont Mining Corp.	99,320
11,000	Randgold Resources Ltd. - ADR	880,770
250,000	Yamana Gold, Inc.	1,870,000
		11,963,779
	ROYALTY COMPANIES – 14.8%
220,000	Callinan Royalties Corp.[1]	357,267
40,096	Franco-Nevada Corp.[1]	1,931,424
1,696,000	Gold Royalties Corp.*1	386,826
500,000	Gold Royalties Corp.*1, 2, 4	91,233
27,450	Royal Gold, Inc.	1,817,190
115,000	Sandstorm Gold Ltd.*	645,150
		5,229,090
	PRECIOUS METALS EXPLORATION – 24.4%
874,118	Almaden Minerals Ltd.*	1,215,024
703,500	Cartier Resources, Inc.*1	67,391
100,000	Corvus Gold, Inc.*1, 2, 4	116,048
533,863	Eurasian Minerals, Inc.*	515,178
845,000	Evrim Resources Corp.*1	265,966
650,000	Gold Canyon Resources, Inc.*1	174,938
1,227,900	Iron Creek Capital Corp.*[1,2,4]	237,492
300,000	Kiska Metals Corp.*1, 2, 4	21,896
1,000,000	Medgold Resources Corp.*1, 2, 4	87,583
116,666	Medgold Resources Corp.*1	15,433
400,000	Metals Creek Resources Corp.*1	13,685
530,500	Midas Gold Corp.*1	392,031
88,000	Midland Exploration, Inc.*[1,2,4]	57,805
877,000	Midland Exploration, Inc.*1	680,093
1,245,500	Miranda Gold Corp.*1	170,445
336,700	Mirasol Resources Ltd.*1	400,870
400,000	Mundoro Capital, Inc.*1	80,285
300,000	Newmarket Gold, Inc.*1	84,846

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
200,000	Nulegacy Gold Corp.*	$26,457
200,000	Orezone Gold Corp.*	109,479
30,000	Pretium Resources, Inc.*	195,000
400,000	Radius Gold, Inc.*	43,791
200,000	Renaissance Gold, Inc.*1	80,285
473,500	Riverside Resources, Inc.*1	194,394
130,000	Romarco Minerals, Inc.*	104,370
195,000	Rubicon Minerals Corp.*	212,550
903,000	Rye Patch Gold Corp.*1	164,766
60,000	Solitario Exploration & Royalty Corp.*	63,600
200,000	Sunridge Gold Corp.*1	45,616
172,100	Virginia Mines, Inc.*1	1,789,928
1,979,534	Vista Gold Corp.*	969,972
		8,597,217
	SILVER: EXPLORATION AND MINING – 3.6%
78,266	Fortuna Silver Mines, Inc.*	324,804
511,000	Golden Arrow Resources Corp.*	109,557
41,500	Pan American Silver Corp.	537,840
13,000	Silver Wheaton Corp.	288,600
		1,260,801
	DIVERSIFIED EXPLORATION AND MINING – 7.1%
43,500	Altius Minerals Corp.*1	571,481
2,550,000	Bitterroot Resources Ltd.*1	93,057
13,000	Freeport-McMoRan Copper & Gold, Inc.	446,810
77,500	Ivanhoe Mines Ltd.*1	127,976
175,000	Lara Exploration Ltd.*1	130,919
108,910	Northern Dynasty Minerals Ltd.*	83,861
159,900	Reservoir Minerals, Inc.*1	921,967
50,000	Sprott Resource Corp.[1]	115,409
		2,491,480
	TOTAL COMMON STOCKS (Cost $30,848,371)	29,542,367

	INVESTMENT MANAGEMENT COMPANIES – 13.3%
	PRECIOUS METALS – 5.2%
150,000	Golden Prospect Precious Metals Ltd.*1	94,336
52,000	Market Vectors Gold Miners ETF	1,253,720
13,000	Market Vectors Junior Gold Miners ETF*	474,500
		1,822,556
	BULLION – 8.1%
53,000	Central Fund of Canada Ltd. - Class A1	728,750
34,696	Central GoldTrust*	1,576,586
15,000	Sprott Physical Platinum & Palladium Trust - ETF*	145,350

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	INVESTMENT MANAGEMENT COMPANIES (Continued)
	BULLION (Continued)
20,100	Sprott Physical Silver Trust*	$154,167
200	ZKB Gold - Class A - ETF*1	253,380
		2,858,233
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $4,959,277)	4,680,789

	WARRANTS – 0.1%
	DIVERSIFIED EXPLORATION AND MINING – 0.0%
1,250,000	Bitterroot Resources Ltd.*1	—

	PRECIOUS METALS ROYALTIES – 0.1%
5,000	Franco-Nevada Corp.*1	31,429
500,000	Gold Royalties Corp.*1, 4	—
1,250,000	Gold Royalties Corp.*1, 2, 4	—
		31,429
	PRECIOUS METALS EXPLORATION – 0.0%
440,000	Gold Canyon Resources, Inc.*1, 4	—
1,227,900	Iron Creek Capital Corp.*1, 2, 4	—
300,000	Kiska Metals Corp.*1, 2, 4	—
1,000,000	Medgold Resources Corp.*1, 2, 4	—
44,000	Midland Exploration, Inc.*1, 2, 4	—
		—
	TOTAL WARRANTS (Cost $25,593)	31,429

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.4%
	Agnico Eagle Mines Ltd.
30	Exercise Price: $33, Expiration Date: January 17, 2015*	7,530
	Barrick Gold Corp.
120	Exercise Price: $25, Expiration Date: January 17, 2015*	3,240
	Eldorado Gold Corp.
150	Exercise Price: $8, Expiration Date: January 17, 2015*	3,750
	Goldcorp, Inc.
50	Exercise Price: $30, Expiration Date: January 16, 2016*	10,550
40	Exercise Price: $40, Expiration Date: January 17, 2015*	640
	Kinross Gold Corp.
150	Exercise Price: $5, Expiration Date: January 16, 2016*	9,450
150	Exercise Price: $7, Expiration Date: January 16, 2016*	4,500
200	Exercise Price: $5, Expiration Date: August 16, 2014*	2,600
200	Exercise Price: $6, Expiration Date: August 16, 2014*	1,000
	New Gold, Inc.
100	Exercise Price: $10, Expiration Date: January 17, 2015*	500

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Newmont Mining Corp.
80	Exercise Price: $38, Expiration Date: January 17, 2015*	$1,200
	Pan American Silver Corp.
100	Exercise Price: $13, Expiration Date: January 17, 2015*	14,500
100	Exercise Price: $12, Expiration Date: January 16, 2016*	28,000
150	Exercise Price: $15, Expiration Date: January 16, 2016*	26,250
50	Exercise Price: $17, Expiration Date: January 17, 2015*	2,000
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	11,700
20	Exercise Price: $73, Expiration Date: January 17, 2015*	9,800
	Yamana Gold, Inc.
70	Exercise Price: $12, Expiration Date: January 16, 2016*1	3,360
100	Exercise Price: $15, Expiration Date: January 16, 2016*1	2,700
		143,270
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $275,995)	143,270

Principal
Amount

	SHORT-TERM INVESTMENTS – 3.5%
$914	RBC Reserve Prime Money Market Fund	914
1,216,146	UMB Money Market Fiduciary, 0.010%[3]	1,216,146

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,217,060)	1,217,060

	TOTAL INVESTMENTS – 101.2% (Cost $37,326,296)	35,614,915
	Liabilities in Excess of Other Assets – (1.2)%	(401,449)

	TOTAL NET ASSETS – 100.0%	$35,213,466

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – 0.0%
	Barrick Gold Corp.
(50)	Exercise Price: $20, Expiration Date: June 21, 2014*	(700)
	Kinross Gold Corp.
(150)	Exercise Price: $6, Expiration Date: May 17, 2014*	(150)
	Newmont Mining Corp.
(40)	Exercise Price: $27, Expiration Date: May 17, 2014*	(280)

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Randgold Resources Ltd.
(50)	Exercise Price: $90, Expiration Date: June 21, 2014*	$(3,250)
		(4,380)
	PUT OPTIONS – (0.1)%
	Royal Gold, Inc.
(10)	Exercise Price: $63, Expiration Date: May 17, 2014*	(500)
	Yamana Gold, Inc.
(100)	Exercise Price: $9, Expiration Date: July 19, 2014*	(16,100)
		(16,600)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $17,384)	$(20,980)

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.74% of net assets.

[3]	The rate is the annualized seven-day yield at period end.
[4]	Fair value under procedures established by the Board of Trustees, represents 1.74% of Net Assets.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	34.0%
Precious Metals Exploration	24.4%
Royalty Companies	14.8%
Diversified Exploration and Mining	7.1%
Silver: Exploration and Mining	3.6%
Total Common Stocks	83.9%
Investment Management Companies
Bullion	8.1%
Precious Metals	5.2%
Total Investment Management Companies	13.3%
Short-Term Investments	3.5%
Purchased Options Contracts	0.4%
Warrants	0.1%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.3%
	AUSTRALIA – 7.4%
664,000	CFS Retail Property Trust - REIT	$1,239,911
71,000	Telstra Corp. Ltd.	344,314
30,800	Woolworths Ltd.	1,067,871
		2,652,096
	BRAZIL – 6.0%
144,000	Grendene S.A.	910,575
59,000	Telefonica Brasil S.A. - ADR	1,250,800
		2,161,375
	CANADA – 3.5%
55,200	Freehold Royalties Ltd.	1,251,959

	CHILE – 1.4%
800,000	Aguas Andinas S.A. - A Shares	495,251

	FINLAND – 3.8%
60,000	Fortum OYJ	1,354,329

	FRANCE – 2.7%
13,800	Total S.A. - ADR	983,112

	GERMANY – 1.1%
11,700	Freenet A.G.	404,419

	HONG KONG – 3.4%
130,500	China Mobile Ltd.	1,240,533

	JAPAN – 3.8%
233,000	Aozora Bank Ltd.	692,835
60,000	ITOCHU Corp.	671,394
		1,364,229
	MALAYSIA – 4.2%
494,000	Malayan Banking Bhd	1,497,657

	NETHERLANDS – 3.3%
15,000	Royal Dutch Shell PLC – Spon. ADR	1,181,100

	NEW ZEALAND – 7.3%
949,000	Kiwi Income Property Trust - REIT	941,062
195,000	Mighty River Power Ltd.	390,942
542,000	Telecom Corp. of New Zealand Ltd.	1,294,593
		2,626,597
	NORWAY – 13.3%
125,815	Atea ASA	1,444,556
34,200	Fred Olsen Energy ASA	1,087,970
20,592	Leroey Seafood Group ASA	727,473
40,100	Statoil ASA - ADR	1,221,847
12,450	Telenor ASA	292,175
		4,774,021

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 8.5%
1,109,000	Ascendas India Trust	$676,705
427,000	Singapore Telecommunications Ltd.	1,304,467
1,671,961	Starhill Global REIT	1,080,233
		3,061,405
	SWEDEN – 5.6%
32,400	Betsson A.B.	1,178,463
69,200	Telefonaktiebolaget LM Ericsson – Spon. ADR	829,708
		2,008,171
	SWITZERLAND – 4.6%
1,650	Nestle S.A. - ADR	127,347
900	Swisscom A.G.	547,097
3,460	Valora Holding A.G.	976,946
		1,651,390
	TURKEY – 2.8%
69,000	Turkcell Iletisim Hizmetleri AS – Spon. ADR*	999,120

	UNITED KINGDOM – 4.6%
338,000	Tesco PLC	1,671,739

	TOTAL COMMON STOCKS (Cost $29,477,669)	31,378,503

Principal Amount

	SHORT-TERM INVESTMENTS – 12.8%
$4,597,335	UMB Money Market Fiduciary, 0.010%1	4,597,335

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,597,335)	4,597,335

	TOTAL INVESTMENTS – 100.1% (Cost $34,075,004)	35,975,838
	Liabilities in Excess of Other Assets – (0.1)%	(37,626)

	TOTAL NET ASSETS – 100.0%	$35,938,212

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	27.7%
Financial	17.1%
Energy	15.9%
Consumer, Cyclical	10.4%
Consumer, Non-cyclical	10.0%
Utilities	6.2%
Total Common Stocks	87.3%
Short-Term Investments	12.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.5%
	BASIC MATERIALS – 0.3%
2,700,000	China Forestry Holdings Co., Ltd.*1	$111,441

	COMMUNICATIONS – 3.1%
1,000,000	Pacific Online Ltd.	542,667
13,000	SINA Corp.*	621,400
		1,164,067
	CONSUMER, CYCLICAL – 20.0%
350,000	Great Wall Motor Co., Ltd. - Class H	1,592,236
240,000	Haier Electronics Group Co., Ltd.	590,364
600,000	Minth Group Ltd.	945,474
900,000	Nexteer Automotive Group Ltd.*	592,052
550,000	Sa Sa International Holdings Ltd.	462,126
200,000	Sands China Ltd.	1,468,343
180,000	Shenzhou International Group Holdings Ltd.	621,022
800,000	Skyworth Digital Holdings Ltd.	383,779
1,000,000	Xinyi Glass Holdings Ltd.	790,313
		7,445,709
	CONSUMER, NON-CYCLICAL – 23.7%
500,000	China Medical System Holdings Ltd.	592,455
889,000	Goodbaby International Holdings Ltd.	487,970
100,000	Hengan International Group Co., Ltd.	1,054,198
1,170,000	Lee's Pharmaceutical Holdings Ltd.	1,314,631
80,000	Nan Liu Enterprise Co., Ltd.	450,558
210,000	Samsonite International S.A.	667,249
1,256,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,388,258
1,700,001	Sino Biopharmaceutical	1,334,105
45,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,530,000
		8,819,424
	DIVERSIFIED – 3.8%
104,000	Hutchison Whampoa Ltd.	1,426,819

	ENERGY – 7.8%
1,300,000	Anton Oilfield Services Group	863,302
750,000	CIMC Enric Holdings Ltd.	1,088,017
800,000	Hilong Holding Ltd.	417,996
1,000,000	SPT Energy Group, Inc.	544,202
		2,913,517
	FINANCIAL – 9.2%
325,000	AIA Group Ltd.	1,580,658
400,000	CITIC Securities Co., Ltd. - Class H	803,900
140,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,039,090
		3,423,648

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 17.1%
170,000	AAC Technologies Holdings, Inc.	$951,880
521,000	Haitian International Holdings Ltd.	1,049,607
40,000	Hermes Microvision, Inc.	1,661,440
1,400,000	Sinotrans Ltd. - Class H	774,505
600,000	Techtronic Industries Co.	1,917,059
		6,354,491
	TECHNOLOGY – 7.5%
730,000	Lenovo Group Ltd.	831,868
66,000	MediaTek, Inc.	1,034,220
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	903,752
		2,769,840
	UTILITIES – 7.0%
160,000	ENN Energy Holdings Ltd.	1,119,082
1,350,000	Guangdong Investment Ltd.	1,467,709
		2,586,791
	TOTAL COMMON STOCKS (Cost $27,100,739)	37,015,747

Principal Amount

	SHORT-TERM INVESTMENTS – 0.8%
$309,645	UMB Money Market Fiduciary, 0.010%2	309,645

	TOTAL SHORT-TERM INVESTMENTS (Cost $309,645)	309,645

	TOTAL INVESTMENTS – 100.3% (Cost $27,410,384)	37,325,392
	Liabilities in Excess of Other Assets – (0.3)%	(96,959)

	TOTAL NET ASSETS – 100.0%	$37,228,433

ADR – American Depositary Receipt

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.30% of Net Assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP China Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
China	48.0%
Hong Kong	33.2%
Taiwan	10.9%
Macau	4.0%
United States	3.4%
Total Common Stocks	99.5%
Short-Term Investments	0.8%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	AUSTRALIA – 1.5%
500,000	Donaco International Ltd.*	$555,741

	CAMBODIA – 2.5%
1,000,000	NagaCorp Ltd.	911,196

	CHINA – 8.4%
500,000	Boer Power Holdings Ltd.	657,604
320,000	Haitian International Holdings Ltd.	644,672
1,000,000	Pacific Online Ltd.	542,667
150,000	Shenzhou International Group Holdings Ltd.	517,518
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	680,000
		3,042,461
	HONG KONG – 7.0%
500,000	CIMC Enric Holdings Ltd.	725,345
1,300,000	Paradise Entertainment Ltd.*	970,280
260,000	Techtronic Industries Co.	830,725
		2,526,350
	INDIA – 4.5%
90,000	Aurobindo Pharma Ltd.	856,663
56,329	Ipca Laboratories Ltd.	781,694
		1,638,357
	INDONESIA – 18.2%
6,342,500	Ace Hardware Indonesia Tbk P.T.	409,079
6,500,000	Bank Tabungan Negara Persero Tbk P.T.	650,339
6,000,000	Bumi Serpong Damai P.T.	812,828
10,000,000	Ciputra Development Tbk P.T.	880,358
9,000,000	Industri Jamu Dan Farmasi Sido Muncul Tbk P.T.*	634,107
750,000	Siloam International Hospitals Tbk P.T.*	713,575
6,000,000	Tiga Pilar Sejahtera Food Tbk	1,144,760
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	332,239
5,000,000	Wijaya Karya Persero Tbk P.T.	983,056
		6,560,341
	MALAYSIA – 2.9%
16,700	KPJ Healthcare BHD	16,572
782,919	Sapurakencana Petroleum BHD*	1,034,973
		1,051,545
	PHILIPPINES – 16.7%
1,500,000	Alliance Global Group, Inc.	1,050,542
800,000	East West Banking Corp.*	548,153
50,000	GT Capital Holdings, Inc.	974,591
1,300,000	Puregold Price Club, Inc.	1,341,406
5,250,000	RFM Corp.	766,208
370,000	Robinsons Retail Holdings, Inc.*	556,853

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES (Continued)
240,000	Universal Robina Corp.	$788,103
		6,025,856
	SOUTH KOREA – 15.1%
2,000	CJ O Shopping Co., Ltd.	707,027
11,480	Hanssem Co., Ltd.	939,256
8,000	Hotel Shilla Co., Ltd.	673,691
15,000	i-SENS, Inc.*	754,291
29,960	Kolao Holdings	746,238
3,300	Medy-Tox, Inc.	488,890
14,000	Suheung Capsule Co., Ltd.	519,352
24,000	Vieworks Co., Ltd.	607,582
		5,436,327
	TAIWAN – 7.2%
50,000	ASPEED Technology, Inc.	433,804
34,000	Hermes Microvision, Inc.	1,412,224
90,000	PharmaEngine, Inc.*	754,446
		2,600,474
	THAILAND – 12.4%
3,800,000	Jasmine International PCL	977,819
1,400,000	MC Group PCL	753,841
250,000	MK Restaurants Group PCL*	438,694
700,000	Nok Airlines PCL	389,705
1,600,000	Sino Thai Engineering & Construction PCL	922,690
800,000	Thaicom PCL	1,003,112
		4,485,861
	UNITED STATES – 2.9%
1,600,000	Nexteer Automotive Group Ltd.*	1,052,537

	TOTAL COMMON STOCKS (Cost $26,566,976)	35,887,046

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD*	6,941

	TOTAL WARRANTS (Cost $0)	6,941

Principal Amount

	SHORT-TERM INVESTMENTS – 0.6%
$203,910	UMB Money Market Fiduciary, 0.010%1	203,910

	TOTAL SHORT-TERM INVESTMENTS (Cost $203,910)	203,910

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

TOTAL INVESTMENTS – 99.9% (Cost $26,770,886)	$36,097,897
Other Assets in Excess of Liabilities – 0.1%	27,228

TOTAL NET ASSETS – 100.0%	$36,125,125

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	28.8%
Consumer, Non-cyclical	28.7%
Industrial	15.1%
Financial	10.7%
Communications	7.0%
Energy	4.9%
Diversified	2.9%
Technology	1.2%
Total Common Stocks	99.3%
Warrants	0.0%
Short-Term Investments	0.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	BELGIUM – 2.9%
6,000	Anheuser-Busch InBev N.V. - ADR	$634,920

	BRAZIL – 16.5%
35,000	BB Seguridade Participacoes S.A.	410,149
26,000	Cielo S.A.	460,579
28,800	GAEC Educacao S.A.*	324,836
44,000	Kroton Educacional S.A.	942,434
10,700	M Dias Branco S.A.	462,493
22,000	Ultrapar Participacoes S.A. - ADR	547,580
32,500	Weg S.A.	392,221
		3,540,292
	CHILE – 3.7%
230,000	Coca-Cola Embonor S.A. - B Shares	423,922
175,000	Vina Concha y Toro S.A.	370,652
		794,574
	COLOMBIA – 10.0%
29,000	Almacenes Exito S.A.	441,759
45,000	Banco Davivienda S.A.	640,874
18,000	Grupo de Inversiones Suramericana S.A.	355,060
38,000	Grupo Nutresa S.A.	533,333
10,500	Pacific Rubiales Energy Corp.	170,900
		2,141,926
	MEXICO – 58.9%
225,000	Alfa S.A.B. de C.V. - A Shares	592,476
140,000	Alpek S.A. de C.V.	240,774
240,000	Alsea S.A.B. de C.V.	828,997
105,000	Banregio Grupo Financiero S.A.B. de C.V.	606,831
220,000	Bolsa Mexicana de Valores S.A.B. de C.V.	451,341
464,000	Cemex S.A.B. de C.V.*	593,353
450,000	Consorcio ARA S.A.B. de C.V.*	197,779
375,000	Corp Actinver S.A.B. de C.V.	415,622
310,000	Credito Real S.A.B. de C.V.	564,894
51,000	El Puerto de Liverpool S.A.B. de C.V.	525,211
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	508,312
150,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	380,194
120,000	Gruma S.A.B. de C.V. - B Shares*	1,060,140
90,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	330,686
140,000	Grupo Bimbo S.A.B. de C.V.	386,737
70,000	Grupo Carso S.A.B. de C.V.	355,811
95,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	629,785
135,000	Grupo Herdez S.A.B. de C.V.	401,199
230,000	Grupo Lala S.A.B. de C.V.	532,684
160,000	Infraestructura Energetica Nova S.A.B. de C.V.	833,094

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
115,986	Kimberly-Clark de Mexico S.A.B. de C.V. – A Shares	$301,517
175,000	Organizacion Cultiba S.A.B. de C.V.	288,260
48,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	670,902
140,000	Qualitas Controladora S.A.B. de C.V.	400,113
230,000	Wal-Mart de Mexico S.A.B. de C.V.	581,557
		12,678,269
	PANAMA – 2.5%
4,000	Copa Holdings S.A. - A Shares	541,120

	UNITED STATES – 1.2%
15,000	American Axle & Manufacturing Holdings, Inc.*	264,750

	TOTAL COMMON STOCKS (Cost $18,100,623)	20,595,851

Principal Amount

	SHORT-TERM INVESTMENTS – 4.9%
$1,046,792	UMB Money Market Fiduciary, 0.010%1	1,046,792

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,046,792)	1,046,792

	TOTAL INVESTMENTS – 100.6% (Cost $19,147,415)	21,642,643
	Liabilities in Excess of Other Assets – (0.6)%	(134,929)

	TOTAL NET ASSETS – 100.0%	$21,507,714

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.2%
Financial	20.8%
Consumer, Cyclical	15.7%
Industrial	9.2%
Diversified	4.4%
Utilities	3.9%
Basic Materials	3.7%
Energy	0.8%
Total Common Stocks	95.7%
Short-Term Investments	4.9%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.6%
	BASIC MATERIALS – 16.5%
53,000	Allied Nevada Gold Corp.*	$179,670
14,700	Barrick Gold Corp.	256,809
14,500	Cameco Corp.	308,705
8,050	Goldcorp, Inc.	198,996
100,500	IAMGOLD Corp.	350,745
68,400	Kinross Gold Corp.	277,704
675	Newcrest Mining Ltd.*	6,559
21,000	Newmont Mining Corp.	521,430
30,000	Yamana Gold, Inc.	224,400
		2,325,018
	COMMUNICATIONS – 15.1%
47,500	Boingo Wireless, Inc.*	313,500
6,000	CenturyLink, Inc.	209,460
4,446	F5 Networks, Inc.*	467,586
20,699	Juniper Networks, Inc.*	511,058
8,000	Telephone & Data Systems, Inc.	217,520
8,500	Verizon Communications, Inc.	397,205
		2,116,329
	CONSUMER, CYCLICAL – 7.7%
57,500	TiVo, Inc.*	681,950
5,150	Yum! Brands, Inc.	396,499
		1,078,449
	CONSUMER, NON-CYCLICAL – 15.6%
6,846	Coca-Cola Co.	279,248
2,715	Johnson & Johnson	275,002
3,600	Medtronic, Inc.	211,752
5,000	Merck & Co., Inc.	292,800
4,000	Molson Coors Brewing Co. - Class B	239,880
12,200	Pfizer, Inc.	381,616
2,530	Procter & Gamble Co.	208,852
4,000	Stryker Corp.	311,000
		2,200,150
	ENERGY – 7.9%
37,590	American Eagle Energy Corp.*	259,371
6,500	Encana Corp.	150,865
4,360	Exxon Mobil Corp.	446,508
2,450	Schlumberger Ltd.	248,797
		1,105,541
	TECHNOLOGY – 16.7%
1,060	Apple, Inc.	625,496
17,000	Broadcom Corp. - Class A	523,770

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
14,500	EMC Corp.	$374,100
17,000	Microsoft Corp.	686,800
4,000	NetApp, Inc.	142,440
		2,352,606
	UTILITIES – 11.1%
3,500	American Electric Power Co., Inc.	188,335
3,250	Duke Energy Corp.	242,093
6,000	Edison International	339,360
6,800	PG&E Corp.	309,944
10,000	Portland General Electric Co.	334,700
3,300	Southern Co.	151,239
		1,565,671
	TOTAL COMMON STOCKS (Cost $12,193,448)	12,743,764

Principal Amount

	SHORT-TERM INVESTMENTS – 8.0%
$1,122,556	UMB Money Market Fiduciary, 0.010%1	1,122,556

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,122,556)	1,122,556

	TOTAL INVESTMENTS – 98.6% (Cost $13,316,004)	13,866,320
	Other Assets in Excess of Liabilities – 1.4%	200,384

	TOTAL NET ASSETS – 100.0%	$14,066,704

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Strategic US Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	16.7%
Basic Materials	16.5%
Consumer, Non-cyclical	15.6%
Communications	15.1%
Utilities	11.1%
Energy	7.9%
Consumer, Cyclical	7.7%
Total Common Stocks	90.6%
Short-Term Investments	8.0%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

	EuroPac International	EuroPac International	EuroPac Hard
	Value Fund	Bond Fund	Asset Fund
Assets:
Investments, at cost	$73,066,907	$77,049,095	$28,362,107
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	-	4,784,577	-
Investments, at value	$73,614,846	$73,542,062	$23,652,760
Purchased options contracts, at value	-	-	-
Foreign currency, at value	-	4,804,850	-
Segregated cash at Broker
Receivables:
Investment securities sold	1,922,429	-	-
Fund shares sold	-	-	-
Dividends and interest	370,204	1,215,202	26,090
Due from Advisor	-	-	-
Due from Custodian	10,209	-	-
Prepaid expenses	23,995	21,132	19,936
Prepaid offering costs	-	-	-
Total assets	75,941,683	79,583,246	23,698,786

Liabilities:
Written options contracts, at cost	-	-	-
Written options contracts, at value	-	-	-
Payables:
Investment securities purchased	-	4,417,287	-
Fund shares redeemed	81,642	116,860	8,978
Advisory fees	56,346	20,376	5,589
Distribution fees - Class A (Note 8)	14,407	14,500	4,797
Shareholder servicing fees (Note 7)	12,292	11,161	2,962
Administration fees	13,169	11,824	7,135
Transfer agent fees and expenses	11,386	9,867	5,633
Fund accounting fees	10,254	11,336	7,855
Custody fees	8,518	9,915	3,291
Auditing fees	8,325	8,324	8,326
Trustees' fees and expenses	1,595	810	1,062
Chief Compliance Officer fees	574	556	642
Due to Custodian	-	-	-
Offering costs - Advisor	-	-	-
Accrued other expenses	7,439	4,847	3,346
Total liabilities	225,947	4,637,663	59,616

Net Assets	$75,715,736	$74,945,583	$23,639,170

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$73,691,127	$78,801,579	$31,531,588
Accumulated net investment income (loss)	(21,219)	703,624	(254,025)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	1,497,609	(1,077,996)	(2,929,378)
Net unrealized appreciation/depreciation on:
Investments	547,939	(3,507,033)	(4,709,347)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	280	25,409	332
Net Assets	$75,715,736	$74,945,583	$23,639,170

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$75,689,612	$74,756,110	$23,560,258
Shares of beneficial interest issued and outstanding	7,221,131	7,512,844	3,057,850
Redemption price per share	$10.48	$9.95	$7.70
Maximum sales charge (4.50% of offering price)*	0.49	0.47	0.36
Maximum public offering price	$10.97	$10.42	$8.06

Class I Shares:
Net assets applicable to shares outstanding	$26,124	$189,473	$78,912
Shares of beneficial interest issued and outstanding	2,490	18,990	10,218
Offering and Redemption price	$10.49	$9.98	$7.72

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

		EuroPac International
	EuroPac Gold Fund	Dividend Income Fund	EP China Fund
Assets:
Investments, at cost	$37,050,301	$34,075,004	$27,410,384
Purchased options contracts, at cost	275,995	-	-
Foreign currency, at cost	3,007	230,182	-
Investments, at value	$35,471,645	$35,975,838	$37,325,392
Purchased options contracts, at value	143,270	-	-
Foreign currency, at value	3,035	229,547	-
Segregated cash at Broker	50	-
Receivables:
Investment securities sold	-	440,913	-
Fund shares sold	12,058	70,953	14,397
Dividends and interest	9,573	195,989	4
Due from Advisor	-	-	-
Due from Custodian	-	7,527	-
Prepaid expenses	18,199	34,892	3,741
Prepaid offering costs	11,860	21,612	-
Total assets	35,669,690	36,977,271	37,343,534

Liabilities:
Written options contracts, at cost	17,384	-	-
Written options contracts, at value	20,980	-	-
Payables:
Investment securities purchased	106,916	964,448	-
Fund shares redeemed	43,249	13,275	18,976
Advisory fees	10,564	5,930	22,038
Distribution fees - Class A (Note 8)	7,153	6,398	7,426
Shareholder servicing fees (Note 7)	5,003	5,622	9,461
Administration fees	3,063	6,905	8,280
Transfer agent fees and expenses	6,562	8,088	8,961
Fund accounting fees	1,755	9,416	10,726
Custody fees	3,771	7,364	14,011
Auditing fees	11,384	6,153	8,381
Trustees' fees and expenses	1,317	779	1,540
Chief Compliance Officer fees	1,883	738	892
Due to Custodian	231,038	-	-
Offering costs - Advisor	-	-	-
Accrued other expenses	1,586	3,943	4,409
Total liabilities	456,224	1,039,059	115,101

Net Assets	$35,213,466	$35,938,212	$37,228,433

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$37,467,544	$33,694,590	$37,604,076
Accumulated net investment income (loss)	(250,356)	288,911	(224,382)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(288,643)	55,261	(10,066,269)
Net unrealized appreciation/depreciation on:
Investments	(1,578,656)	1,900,834	9,915,008
Purchased options contracts	(132,725)	-	-
Written options contracts	(3,596)	-	-
Foreign currency translations	(102)	(1,384)	-
Net Assets	$35,213,466	$35,938,212	$37,228,433

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$35,213,466	$34,021,555	$37,228,433
Shares of beneficial interest issued and outstanding	3,685,732	3,195,038	3,058,292
Redemption price per share	$9.55	$10.65	$12.17
Maximum sales charge (4.50% of offering price)*	0.45	0.50	0.57
Maximum public offering price	$10.00	$11.15	$12.74

Class I Shares:
Net assets applicable to shares outstanding	$-	$1,916,657	$-
Shares of beneficial interest issued and outstanding	-	179,993	-
Offering and Redemption price	$-	$10.65	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

	EP Asia Small	EP Latin	EP Strategic US
	Companies Fund	America Fund	Equity Fund
Assets:
Investments, at cost	$26,770,886	$19,147,415	$13,316,004
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	-	-	-
Investments, at value	$36,097,897	$21,642,643	$13,866,320
Purchased options contracts, at value	-	-	-
Foreign currency, at value	-	-	-
Segregated cash at Broker
Receivables:
Investment securities sold	-	-	-
Fund shares sold	14,401	11,998	442,453
Dividends and interest	74,010	19,943	7,254
Due from Advisor	-	-	4,849
Due from Custodian	-	-	-
Prepaid expenses	20,012	16,476	11,895
Prepaid offering costs	-	-	-
Total assets	36,206,320	21,691,060	14,332,771

Liabilities:
Written options contracts, at cost	-	-	-
Written options contracts, at value	-	-	-
Payables:
Investment securities purchased	-	124,358	193,550
Fund shares redeemed	34,052	26,736	43,634
Advisory fees	11,370	2,072	-
Distribution fees - Class A (Note 8)	7,062	4,194	2,814
Shareholder servicing fees (Note 7)	1,940	1,962	1,613
Administration fees	4,083	590	1,584
Transfer agent fees and expenses	3,519	1,252	4,209
Fund accounting fees	4,753	6,597	3,226
Custody fees	2,926	4,961	3,276
Auditing fees	8,331	8,005	8,744
Trustees' fees and expenses	606	969	973
Chief Compliance Officer fees	953	443	252
Due to Custodian	-	-	-
Offering costs - Advisor	-	-	-
Accrued other expenses	1,600	1,207	2,192
Total liabilities	81,195	183,346	266,067

Net Assets	$36,125,125	$21,507,714	$14,066,704

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$27,961,713	$20,722,184	$13,011,850
Accumulated net investment income (loss)	(311,882)	(45,909)	8,749
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(851,953)	(1,663,902)	495,789
Net unrealized appreciation/depreciation on:
Investments	9,327,011	2,495,228	550,316
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	236	113	-
Net Assets	$36,125,125	$21,507,714	$14,066,704

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$35,435,000	$21,364,608	$14,066,704
Shares of beneficial interest issued and outstanding	2,682,888	1,903,637	1,280,882
Redemption price per share	$13.21	$11.22	$10.98
Maximum sales charge (4.50% of offering price)*	0.62	0.53	0.52
Maximum public offering price	$13.83	$11.75	$11.50

Class I Shares:
Net assets applicable to shares outstanding	$690,125	$143,106	$-
Shares of beneficial interest issued and outstanding	52,122	12,757	-
Offering and Redemption price	$13.24	$11.22	$-

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

	EuroPac International	EuroPac International	EuroPac Hard
	Value Fund	Bond Fund	Asset Fund
Investment Income:
Dividends (net of foreign withholding taxes of $177,135, $0 and $18,591, respectively)	$1,296,146	$13,234	$168,581
Interest (net of foreign withholding taxes of $0, $35,758 and $0, respectively)	303	1,674,000	58
Total investment income	1,296,449	1,687,234	168,639

Expenses:
Advisory fees	418,561	234,277	148,617
Distribution fees - Class A (Note 8)	96,781	97,334	34,378
Transfer agent fees and expenses	40,567	35,336	28,591
Administration fees	38,829	37,960	28,619
Shareholder servicing fees (Note 7)	37,154	37,609	11,597
Fund accounting fees	36,453	33,457	25,774
Custody fees	15,640	18,091	7,248
Registration fees	15,579	16,900	14,536
Auditing fees	8,239	8,239	8,243
Legal fees	7,584	6,716	6,630
Miscellaneous	7,555	6,529	6,784
Shareholder reporting fees	6,581	6,303	6,644
Trustees' fees and expenses	2,769	2,363	2,488
Chief Compliance Officer fees	1,315	1,335	1,797
Insurance fees	642	691	627
Offering costs	-	-	-
Interest expense	-	-	-

Total expenses	734,249	543,140	332,573
Advisory fee waived	(56,378)	(94,472)	(91,754)
Other expenses absorbed	-	-	-
Net expenses	677,871	448,668	240,819
Net investment income (loss)	618,578	1,238,566	(72,180)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	3,702,722	(1,019,485)	(2,543,814)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	15,012	(57,308)	(157)
Net realized gain (loss)	3,717,734	(1,076,793)	(2,543,971)
Net change in unrealized appreciation/depreciation on:
Investments	(2,414,291)	696,785	1,175,147
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(620)	20,113	276
Net change in unrealized appreciation/depreciation	(2,414,911)	716,898	1,175,423
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	1,302,823	(359,895)	(1,368,548)

Net Increase (Decrease) in Net Assets from Operations	$1,921,401	$878,671	$(1,440,728)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

		EuroPac International
	EuroPac Gold Fund	Dividend Income Fund1	EP China Fund
Investment Income:
Dividends (net of foreign withholding taxes of $11,167, $65,801 and $0, respectively)	$91,166	$444,354	$119,088
Interest (net of foreign withholding taxes of $0, $0 and $0, respectively)	89	121	10
Total investment income	91,255	444,475	119,098

Expenses:
Advisory fees	107,508	57,264	211,946
Distribution fees - Class A (Note 8)	33,565	15,502	49,044
Transfer agent fees and expenses	14,726	13,619	27,169
Administration fees	21,698	15,979	25,971
Shareholder servicing fees (Note 7)	12,155	8,948	21,292
Fund accounting fees	17,734	16,273	30,435
Custody fees	8,630	7,363	19,201
Registration fees	11,799	10,398	10,812
Auditing fees	11,383	6,153	8,300
Legal fees	6,158	4,439	5,787
Miscellaneous	2,480	2,121	3,037
Shareholder reporting fees	3,845	2,875	5,860
Trustees' fees and expenses	2,976	1,776	3,058
Chief Compliance Officer fees	5,869	851	3,401
Insurance fees	2,274	355	744
Offering costs	26,833	8,895	-
Interest expense	23	-	-

Total expenses	289,656	172,811	426,057
Advisory fee waived	(88,244)	(57,264)	(82,753)
Other expenses absorbed	-	(15,832)	-
Net expenses	201,412	99,715	343,304
Net investment income (loss)	(110,157)	344,760	(224,206)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(220,841)	68,292	511,267
Purchased options contracts	102,133	-	-
Written options contracts	30,112	-	-
Foreign currency transactions	(1,591)	(13,031)	(774)
Net realized gain (loss)	(90,187)	55,261	510,493
Net change in unrealized appreciation/depreciation on:
Investments	(330,796)	1,900,834	(550,163)
Purchased options contracts	(79,662)	-	-
Written options contracts	(3,596)	-	-
Foreign currency translations	504	(1,384)	-
Net change in unrealized appreciation/depreciation	(413,550)	1,899,450	(550,163)
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	(503,737)	1,954,711	(39,670)

Net Increase (Decrease) in Net Assets from Operations	$(613,894)	$2,299,471	$(263,876)

1	The EuroPac International Dividend Income Fund commenced operations on January 10, 2014.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

	EP Asia Small	EP Latin	EP Strategic US
	Companies Fund	America Fund	Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $36,969, $5,480 and $1,391, respectively)	$225,634	$230,845	$162,618
Interest (net of foreign withholding taxes of $0, $0 and $0, respectively)	12	32	65
Total investment income	225,646	230,877	162,683

Expenses:
Advisory fees	184,555	107,428	57,449
Distribution fees - Class A (Note 8)	42,267	24,729	19,140
Transfer agent fees and expenses	29,023	18,506	12,734
Administration fees	29,813	23,245	19,460
Shareholder servicing fees (Note 7)	11,966	8,228	6,079
Fund accounting fees	28,620	25,822	18,443
Custody fees	35,759	21,554	5,198
Registration fees	13,415	14,448	10,832
Auditing fees	8,288	8,472	8,786
Legal fees	5,155	5,651	5,378
Miscellaneous	5,332	6,095	3,581
Shareholder reporting fees	7,426	6,450	3,757
Trustees' fees and expenses	2,354	3,064	2,548
Chief Compliance Officer fees	2,760	2,944	1,626
Insurance fees	687	687	699
Offering costs	-	-	-
Interest expense	-	-	-

Total expenses	407,420	277,323	175,710
Advisory fee waived	(109,006)	(103,519)	(57,449)
Other expenses absorbed	-	-	(22,559)
Net expenses	298,414	173,804	95,702
Net investment income (loss)	(72,768)	57,073	66,981

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	790,457	(298,787)	493,641
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(38,514)	(38,870)	-
Net realized gain (loss)	751,943	(337,657)	493,641
Net change in unrealized appreciation/depreciation on:
Investments	1,807,698	1,076,196	110,097
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	240	(3,059)	-
Net change in unrealized appreciation/depreciation	1,807,938	1,073,137	110,097
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and foreign currency	2,559,881	735,480	603,738

Net Increase (Decrease) in Net Assets from Operations	$2,487,113	$792,553	$670,719

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$618,578	$1,590,157
Net realized gain on investments and foreign currency transactions	3,717,734	2,871,132
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(2,414,911)	(2,931,409)
Net increase in net assets resulting from operations	1,921,401	1,529,880

Distributions to Shareholders:
From net investment income:
Class A	(566,551)	(1,718,715)
Class I	(583)	(2)
Total distributions to shareholders	(567,134)	(1,718,717)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,865,609	25,813,740
Class I	-	101,347
Reinvestment of distributions:
Class A	397,622	1,246,851
Class I	583	2
Cost of shares redeemed:
Class A1	(15,603,868)	(20,556,247)
Class I	(76,837)	-
Net increase (decrease) in net assets from capital transactions	(9,416,891)	6,605,693

Total increase (decrease) in net assets	(8,062,624)	6,416,856

Net Assets:
Beginning of period	83,778,360	77,361,504
End of period	$75,715,736	$83,778,360

Accumulated net investment loss	$(21,219)	$(72,663)

Capital Share Transactions:
Shares sold:
Class A	585,672	2,506,810
Class I	-	10,206
Shares reinvested:
Class A	41,204	125,738
Class I	60	-
Shares redeemed:
Class A	(1,563,963)	(2,009,660)
Class I	(7,776)	-
Net increase (decrease) in capital share transactions	(944,803)	633,094

1	Net of redemption fees of $156 and $417, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,238,566	$2,487,430
Net realized loss on investments and foreign currency transactions	(1,076,793)	(177,038)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	716,898	(3,876,967)
Net increase (decrease) in net assets resulting from operations	878,671	(1,566,575)

Distributions to Shareholders:
From net investment income:
Class A	(533,333)	(2,126,664)
Class I	(1,609)	(118)
From net realized gain:
Class A	(203,687)	(720,025)
Class I	(569)	-
Total distributions to shareholders	(739,198)	(2,846,807)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,596,035	44,540,672
Class I	50,000	207,821
Reinvestment of distributions:
Class A	444,888	1,586,863
Class I	2,178	118
Cost of shares redeemed:
Class A1	(22,091,638)	(43,209,206)
Class I	(73,681)	-
Net increase (decrease) in net assets from capital transactions	(12,072,218)	3,126,268

Total decrease in net assets	(11,932,745)	(1,287,114)

Net Assets:
Beginning of period	86,878,328	88,165,442
End of period	$74,945,583	$86,878,328

Accumulated net investment income	$703,624	$-

Capital Share Transactions:
Shares sold:
Class A	978,574	4,356,488
Class I	5,092	21,283
Shares reinvested:
Class A	46,078	156,825
Class I	225	12
Shares redeemed:
Class A	(2,277,644)	(4,247,541)
Class I	(7,622)	-
Net increase (decrease) in capital share transactions	(1,255,297)	287,067

1	Net of redemption fees of $1,090 and $45,343, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Hard
	Asset Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(72,180)	$100,826
Net realized loss on investments and foreign currency transactions	(2,543,971)	(390,227)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,175,423	(5,454,948)
Net decrease in net assets resulting from operations	(1,440,728)	(5,744,349)

Distributions to Shareholders:
From net investment income:
Class A	-	(100,278)
From net realized gain:
Class A	-	(277,789)
Total distributions to shareholders	-	(378,067)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,602,353	20,116,393
Class I	75,882	1,000
Reinvestment of distributions:
Class A	-	216,358
Cost of shares redeemed:
Class A1	(10,368,463)	(10,753,633)
Net increase (decrease) in net assets from capital transactions	(7,690,228)	9,580,118

Total increase (decrease) in net assets	(9,130,956)	3,457,702

Net Assets:
Beginning of period	32,770,126	29,312,424
End of period	$23,639,170	$32,770,126

Accumulated net investment loss	$(254,025)	$(181,845)

Capital Share Transactions:
Shares sold:
Class A	343,399	2,311,508
Class I	10,088	130
Shares reinvested:
Class A	-	23,289
Shares redeemed:
Class A	(1,375,434)	(1,261,004)
Net increase (decrease) in capital share transactions	(1,021,947)	1,073,923

1	Net of redemption fees of $199 and $3,511, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund

	For the Six Months Ended	For the Period July 19, 2013*
	April 30, 2014	through
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(110,157)	$(22,658)
Net realized loss on investments, purchased options contracts, written
options contracts and foreign currency transactions	(90,187)	(196,019)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and foreign
currency translations	(413,550)	(1,301,530)
Net decrease in net assets resulting from operations	(613,894)	(1,520,207)

Distributions to Shareholders:
From net investment income:
Class A	(146,520)	-
Total distributions to shareholders	(146,520)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	17,955,599	21,526,149
Reinvestment of distributions:
Class A	53,128	-
Cost of shares redeemed:
Class A	(1,756,767)	(284,022)
Net increase in net assets from capital transactions	16,251,960	21,242,127

Total increase in net assets	15,491,546	19,721,920

Net Assets:
Beginning of period	19,721,920	-
End of period	$35,213,466	$19,721,920

Accumulated net investment income (loss)	$(250,356)	$6,321

Capital Share Transactions:
Net proceeds from shares sold:
Class A	1,795,637	2,093,475
Shares reinvested:
Class A	6,511	-
Cost of shares redeemed:
Class A	(181,746)	(28,145)
Net increase in capital share transactions	1,620,402	2,065,330

*	Commencement of operations.
1	Net of redemption fees of $1,319 and $1,023, respectively.

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

EuroPac International
Dividend Income Fund

For the Period
January 10, 2014*
through
April 30, 2014
(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$344,760
Net realized gain on investments and foreign currency transactions	55,261
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,899,450
Net increase in net assets resulting from operations	2,299,471

Distributions to Shareholders:
From net investment income:
Class A	(52,027)
Class I	(3,822)
Total distributions to shareholders	(55,849)

Capital Transactions:
Net proceeds from shares sold:
Class A	32,836,984
Class I	1,650,984
Reinvestment of distributions:
Class A	24,869
Class I	3,822
Cost of shares redeemed:
Class A1	(812,396)
Class I	(9,673)
Net increase in net assets from capital transactions	33,694,590

Total increase in net assets	35,938,212

Net Assets:
Beginning of period	-
End of period	$35,938,212

Accumulated net investment income	$288,911

Capital Share Transactions:
Shares sold:
Class A	3,273,288
Class I	180,573
Shares reinvested:
Class A	2,433
Class I	374
Shares redeemed:
Class A	(80,683)
Class I	(954)
Net increase in capital share transactions	3,375,031

*	Commencement of operations.
1	Net of redemption fees of $1,416.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China
	Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(224,206)	$220,045
Net realized gain on investments and foreign currency transactions	510,493	342,609
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	(550,163)	6,867,156
Net increase (decrease) in net assets resulting from operations	(263,876)	7,429,810

Distributions to Shareholders:
From net investment income:
Class A	(210,774)	(352,949)
Total distributions to shareholders	(210,774)	(352,949)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,100,167	10,612,370
Reinvestment of distributions:
Class A	157,451	280,169
Cost of shares redeemed:
Class A1	(6,086,988)	(16,192,052)
Net decrease in net assets from capital transactions	(2,829,370)	(5,299,513)

Total increase (decrease) in net assets	(3,304,020)	1,777,348

Net Assets:
Beginning of period	40,532,453	38,755,105
End of period	$37,228,433	$40,532,453

Accumulated net investment income (loss)	$(224,382)	$210,598

Capital Share Transactions:
Net proceeds from shares sold:
Class A	250,493	934,543
Reinvestment of distributions:
Class A	12,506	26,332
Cost of shares redeemed:
Class A	(490,504)	(1,442,359)
Net decrease in capital share transactions	(227,505)	(481,484)

1	Net of redemption fees of $1,115 and $5,110, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Asia Small
	Companies Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(72,768)	$13,922
Net realized gain on investments and foreign currency transactions	751,943	3,291,714
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,807,938	1,464,363
Net increase in net assets resulting from operations	2,487,113	4,769,999

Distributions to Shareholders:
From net investment income:
Class A	-	(413,034)
Total distributions to shareholders	-	(413,034)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,029,959	14,716,311
Class I	598,052	181,738
Reinvestment of distributions:
Class A	-	207,061
Cost of shares redeemed:
Class A1	(4,516,892)	(12,066,006)
Class I	(121,516)	-
Net increase (decrease) in net assets from capital transactions	(1,010,397)	3,039,104

Total increase in net assets	1,476,716	7,396,069

Net Assets:
Beginning of period	34,648,409	27,252,340
End of period	$36,125,125	$34,648,409

Accumulated net investment loss	$(311,882)	$(239,114)

Capital Share Transactions:
Shares sold:
Class A	245,816	1,186,476
Class I	47,863	14,859
Shares reinvested:
Class A	-	18,570
Shares redeemed:
Class A	(364,637)	(956,442)
Class I	(10,600)	-
Net increase (decrease) in capital share transactions	(81,558)	263,463

1	Net of redemption fees of $177 and $1,221, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin America
	Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$57,073	$4,625
Net realized gain (loss) on investments and foreign currency transactions	(337,657)	148,239
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	1,073,137	268,213
Net increase in net assets resulting from operations	792,553	421,077

Distributions to Shareholders:
From net investment income:
Class A	(43,834)	(73,922)
Class I	(338)	-
Total distributions to shareholders	(44,172)	(73,922)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,657,911	13,832,423
Class I	59,265	75,464
Reinvestment of distributions:
Class A	26,135	50,108
Class I	339	-
Cost of shares redeemed:
Class A1	(2,422,340)	(5,400,605)
Class I	(1,141)	-
Net increase in net assets from capital transactions	1,320,169	8,557,390

Total increase in net assets	2,068,550	8,904,545

Net Assets:
Beginning of period	19,439,164	10,534,619
End of period	$21,507,714	$19,439,164

Accumulated net investment loss	$(45,909)	$(58,810)

Capital Share Transactions:
Shares sold:
Class A	345,085	1,241,171
Class I	5,751	7,080
Shares reinvested:
Class A	2,389	4,666
Class I	31	-
Shares redeemed:
Class A	(229,978)	(499,846)
Class I	(105)	-
Net increase in capital share transactions	123,173	753,071

1	Net of redemption fees of $171 and $2,309, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Strategic US
	Equity Fund

	For the
	Six Months Ended	For the
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$66,981	$132,304
Net realized gain on investments and foreign currency transactions	493,641	178,703
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	110,097	415,755
Net increase in net assets resulting from operations	670,719	726,762

Distributions to Shareholders:
From net investment income:
Class A	(59,004)	(119,327)
From net realized gain:
Class A	(188,408)	(614)
Total distributions to shareholders	(247,412)	(119,941)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,677,839	11,489,138
Reinvestment of distributions:
Class A	151,325	70,143
Cost of shares redeemed:
Class A1	(5,276,307)	(2,095,264)
Net increase (decrease) in net assets from capital transactions	(2,447,143)	9,464,017

Total increase (decrease) in net assets	(2,023,836)	10,070,838

Net Assets:
Beginning of period	16,090,540	6,019,702
End of period	$14,066,704	$16,090,540

Accumulated net investment income	$8,749	$772

Capital Share Transactions:
Net proceeds from shares sold:
Class A	247,891	1,105,478
Reinvestment of distributions:
Class A	14,481	6,791
Cost of shares redeemed:
Class A	(485,604)	(201,179)
Net increase (decrease) in capital share transactions	(223,232)	911,090

1	Net of redemption fees of $31 and $141, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class A

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011		For the period April 7, 2010* through October 31, 2010
Net asset value, beginning of period	$10.26		$10.27		$9.92		$10.38		$10.00
Income from Investment Operations:
Net investment income1	0.08		0.10		0.17		0.21		0.07
Net realized and unrealized gain (loss) on investments	0.21		0.11		0.39		(0.50)		0.38
Total from investment operations	0.29		0.21		0.56		(0.29)		0.45

Less Distributions:
From net investment income	(0.07)		(0.22)		(0.21)		(0.17)		(0.07)
Total distributions	(0.07)		(0.22)		(0.21)		(0.17)		(0.07)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$10.48		$10.26		$10.27		$9.92		$10.38

Total return3	2.88%	4	2.14%		5.88%		(2.93)%		4.57%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,690		$83,673		$77,362		$77,449		$53,027

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.90%	5	1.83%	6	1.90%		1.88%		2.30%	5
After fees waived and expenses absorbed	1.75%	5	1.76%	6	1.75%		1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.45%	5	1.90%	7	1.61%		1.87%		0.84%	5
After fees waived and expenses absorbed	1.60%	5	1.97%	7	1.76%		1.99%		1.39%	5
Portfolio turnover rate	13%	4	42%		38%		27%		13%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
Includes excise tax expense.  If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.

7
Includes excise tax expense.  If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class I

	For the
	Six Months Ended		For the period July 16, 2013*
	April 30, 2014		through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$10.26		$9.93
Income from Investment Operations:
Net investment income1	0.09		0.02
Net realized and unrealized gain on investments	0.22		0.33
Total from investment operations	0.31		0.35

Less Distributions:
From net investment income	(0.08)		(0.02)
Total distributions	(0.08)		(0.02)

Net asset value, end of period	$10.49		$10.26

Total return2	3.04%	3	3.57%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26		$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%	4	1.58%	4
After fees waived and expenses absorbed	1.50%	4	1.50%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.70%	4	0.65%	4
After fees waived and expenses absorbed	1.85%	4	0.73%	4
Portfolio turnover rate	13%	3	42%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund - Class A

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the period November 15, 2010* through October 31, 2011
Net asset value, beginning of period	$9.89		$10.37		$10.37		$10.00
Income from Investment Operations:
Net investment income1	0.15		0.28		0.27		0.19
Net realized and unrealized gain (loss) on investments	(0.01)		(0.44)		(0.07)		0.38
Total from investment operations	0.14		(0.16)		0.20		0.57

Less Distributions:
From net investment income	(0.06)		(0.24)		(0.20)		(0.20)
From net realized gain	(0.02)		(0.08)		-		-
Total distributions	(0.08)		(0.32)		(0.20)		(0.20)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$9.95		$9.89		$10.37		$10.37

Total return3	1.52%	4	(1.53)%		2.02%		5.72%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,756		$86,667		$88,165		$80,240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%	5	1.23%		1.28%		1.36%	5
After fees waived and expenses absorbed	1.15%	5	1.15%		1.15%		1.15%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.93%	5	2.70%		2.54%		1.73%	5
After fees waived and expenses absorbed	3.17%	5	2.77%		2.67%		1.94%	5
Portfolio turnover rate	25%	4	49%		84%		8%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund - Class I

	For the
	Six Months Ended		For the period July 16, 2013*
	April 30, 2014		through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$9.91		$9.73
Income from Investment Operations:
Net investment income1	0.17		0.10
Net realized and unrealized gain (loss) on investments	(0.01)		0.12
Total from investment operations	0.16		0.22

Less Distributions:
From net investment income	(0.07)		(0.04)
From net realized gain	(0.02)		-
Total distributions	(0.09)		(0.04)

Net asset value, end of period	$9.98		$9.91

Total return2	1.71%	3	2.28%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$190		$211

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%	4	1.06%	4
After fees waived and expenses absorbed	0.90%	4	0.90%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.18%	4	3.32%	4
After fees waived and expenses absorbed	3.42%	4	3.48%	4
Portfolio turnover rate	25%	3	49%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard
	Asset Fund - Class A

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the period June 30, 2011* through October 31, 2011
Net asset value, beginning of period	$8.01		$9.72		$9.66		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.02)		0.03		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(0.29)		(1.62)		0.15		(0.33)
Total from investment operations	(0.31)		(1.59)		0.16		(0.34)

Less Distributions:
From net investment income	-		(0.03)		(0.10)		-
From net realized gain	-		(0.09)		-		-
Total distributions	-		(0.12)		(0.10)		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$7.70		$8.01		$9.72		$9.66

Total return3	(3.87)%	4	(16.55)%		1.80%		(3.40)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,560		$32,769		$29,312		$18,009

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.42%	5	2.14%		2.38%		3.47%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.19)%	5	(0.07)%		(0.49)%		(2.14)%	5
After fees waived and expenses absorbed	(0.52)%	5	0.32%		0.14%		(0.41)%	5
Portfolio turnover rate	14%	4	8%		9%		2%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard
	Asset Fund - Class I

	For the
	Six Months Ended		For the period July 16, 2013*
	April 30, 2014		through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$8.02		$7.67
Income from Investment Operations:
Net investment income (loss)1	(0.01)		-	2
Net realized and unrealized gain (loss) on investments	(0.29)		0.35
Total from investment operations	(0.30)		0.35

Net asset value, end of period	$7.72		$8.02

Total return3	(3.74)%	4	4.56%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$79		$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%	5	2.10%	5
After fees waived and expenses absorbed	1.50%	5	1.50%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.94)%	5	(0.57)%	5
After fees waived and expenses absorbed	(0.27)%	5	0.03%	5
Portfolio turnover rate	14%	4	8%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Gold Fund
	Class A

	For the
	Six Months Ended		For the Period July 19, 2013*
	April 30, 2014		through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$9.55		$10.00
Income from Investment Operations:
Net investment loss1	(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	0.10		(0.43)
Total from investment operations	0.06		(0.45)

Less Distributions:
From net investment income	(0.06)		-
Total distributions	(0.06)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.55		$9.55

Total return3	0.79%	4	(4.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,213		$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.16%	5	3.08%	5
After fees waived and expenses absorbed	1.50%	5	1.50%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.48)%	5	(2.15)%	5
After fees waived and expenses absorbed	(0.82)%	5	0.57%	5
Portfolio turnover rate	5%	4	12%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	EuroPac International
	Dividend Income
	Fund - Class A

	For the Period
	January 10,
	2014* through
	April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.16
Net realized and unrealized gain on investments	0.51
Total from investment operations	0.67

Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)

Redemption fee proceeds	-	2

Net asset value, end of period	$10.65

Total return3	6.70%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,022

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	5
After fees waived and expenses absorbed	1.50%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.00%	5
After fees waived and expenses absorbed	5.08%	5
Portfolio turnover rate	9%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	EuroPac International
	Dividend Income
	Fund - Class I

	For the Period
	January 10,
	2014* through
	April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.16
Net realized and unrealized gain on investments	0.51
Total from investment operations	0.67

Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$10.65

Total return2	6.73%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,917

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.33%	4
After fees waived and expenses absorbed	1.25%	4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.25%	4
After fees waived and expenses absorbed	5.33%	4
Portfolio turnover rate	9%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China
	Fund - Class A

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the period July 1, 2011 through October 31, 2011**		For the Year Ended June 30, 2011		For the period July 31, 2009* through June 30, 2010
Net asset value, beginning of period	$12.34		$10.29		$10.43		$13.57		$11.34		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.07)		0.06		0.08		0.01		0.10		0.02
Net realized and unrealized gain (loss) on investments	(0.04)		2.09		0.41	6	(3.15)		2.36		1.38
Total from investment operations	(0.11)		2.15		0.49		(3.14)		2.46		1.40

Less Distributions:
From net investment income	(0.06)		(0.10)		(0.01)		-		(0.22)		-
From net realized gain	-		-		(0.62)		-		(0.01)		(0.06)
Total distributions	(0.06)		(0.10)		(0.63)		-		(0.23)		(0.06)

Redemption fee proceeds	-	2	-	2	-	2	-	2	-	2	-	2

Net asset value, end of period	$12.17		$12.34		$10.29		$10.43		$13.57		$11.34

Total return3	(0.87)%	4	21.01%		5.45%		(23.14)%	4	21.55%		13.93%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,228		$40,532		$38,755		$52,407		$86,352		$58,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%	5	2.14%		2.18%		2.00%	5	1.91%		2.18%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%		1.74%	5	1.75%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.56)%	5	0.16%		0.39%		(0.01)%	5	0.56%		0.20%	5
After fees waived and expenses absorbed	(1.14)%	5	0.55%		0.82%		0.25%	5	0.72%		0.63%	5
Portfolio turnover rate	20%	4	47%		90%		48%	4	77%		80%	4

*	Commencement of operations.
**	Fiscal year changed to October 31, effective July 1, 2011.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $21,698 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.006 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small
	Companies Fund - Class A

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period December 1, 2010* through October 31, 2011
Net asset value, beginning of period	$12.30		$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)1	(0.03)		0.01		0.04		0.08
Net realized and unrealized gain (loss) on investments	0.94		1.78		2.32	6	(1.73)
Total from investment operations	0.91		1.79		2.36		(1.65)

Less Distributions:
From net investment income	-		(0.16)		(0.04)		-
Total distributions	-		(0.16)		(0.04)		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$13.21		$12.30		$10.67		$8.35

Total return3	7.40%	4	16.92%		28.40%		(16.50)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,435		$34,465		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.39%	5	2.24%		2.54%		2.34%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.07)%	5	(0.45)%		(0.36)%		0.33%	5
After fees waived and expenses absorbed	(0.43)%	5	0.04%		0.43%		0.92%	5
Portfolio turnover rate	43%	4	101%		84%		102%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.
6
The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact to the Fund's total return.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small
	Companies Fund - Class I

	For the
	Six Months Ended		For the Period July 16, 2013*
	April 30, 2014		through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$12.32		$12.62
Income from Investment Operations:
Net investment income (loss)1	(0.01)		-
Net realized and unrealized gain (loss) on investments	0.93		(0.30)
Total from investment operations	0.92		(0.30)

Net asset value, end of period	$13.24		$12.32

Total return2	7.47%	3	(2.38)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$690		$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%	4	2.12%	4
After fees waived and expenses absorbed	1.50%	4	1.50%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.82)%	4	(0.70)%	4
After fees waived and expenses absorbed	(0.18)%	4	(0.08)%	4
Portfolio turnover rate	43%	3	101%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America
	Fund - Class A

	For the
	Six Months Ended		For the		For the Period November 1,
	April 30, 2014		Year Ended		2011* through
	(Unaudited)		October 31, 2013		October 31, 2012
Net asset value, beginning of period	$10.84		$10.13		$10.00
Income from Investment Operations:
Net investment income1	0.03		-		0.08
Net realized and unrealized gain on investments	0.37		0.77		0.05
Total from investment operations	0.40		0.77		0.13

Less Distributions:
From net investment income	(0.02)		(0.06)		-
Total distributions	(0.02)		(0.06)		-

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$11.22		$10.84		$10.13

Total return3	3.73%	4	7.65%		1.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,365		$19,362		$10,535

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.79%	5	2.72%		3.83%
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.47)%	5	(0.94)%		(1.25)%
After fees waived and expenses absorbed	0.57%	5	0.03%		0.83%
Portfolio turnover rate	29%	4	74%		104%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America
	Fund - Class I

	For the
	Six Months Ended		For the Period July 16, 2013*
	April 30, 2014		through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$10.84		$10.59
Income from Investment Operations:
Net investment income (loss)1	0.04		(0.01)
Net realized and unrealized gain on investments	0.39		0.26
Total from investment operations	0.43		0.25

Less Distributions:
From net investment income	(0.05)		-
Total distributions	(0.05)		-

Net asset value, end of period	$11.22		$10.84

Total return2	3.96%	3	2.36%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$143		$77

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.54%	4	2.75%	4
After fees waived and expenses absorbed	1.50%	4	1.50%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.22)%	4	(1.65)%	4
After fees waived and expenses absorbed	0.82%	4	(0.40)%	4
Portfolio turnover rate	29%	3	74%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Strategic US
	Equity Fund - Class A

	For the
	Six Months Ended		For the		For the Period March 1, 2012*
	April 30, 2014		Year Ended		through
	(Unaudited)		October 31, 2013		October 31, 2012
Net asset value, beginning of period	$10.70		$10.15		$10.00
Income from Investment Operations:
Net investment income1	0.05		0.12		0.06
Net realized and unrealized gain on investments	0.39		0.54		0.15
Total from investment operations	0.44		0.66		0.21

Less Distributions:
From net investment income	(0.04)		(0.11)		(0.06)
From net realized gain	(0.12)		-	2	-
Total distributions	(0.16)		(0.11)		(0.06)

Redemption fee proceeds	-	2	-	2	-

Net asset value, end of period	$10.98		$10.70		$10.15

Total return3	4.18%	4	6.53%		2.13%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,067		$16,091		$6,020

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.30%	5	2.41%		6.23%	5
After fees waived and expenses absorbed	1.25%	5	1.25%		1.25%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.17)%	5	(0.04)%		(4.12)%	5
After fees waived and expenses absorbed	0.88%	5	1.12%		0.86%	5
Portfolio turnover rate	33%	4	29%		20%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund, China Fund and Strategic US Equity Fund, are authorized to issue Class A shares. The International Value Fund, International Bond Fund, Hard Asset Fund, International Dividend Income Fund, Asia Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Hard Asset Fund, Asia Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.
Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.
(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Gold Fund incurred offering costs of approximately $45,506 which are being amortized over a one-year period from July 19, 2013 (commencement of operations). The International Dividend Income Fund incurred offering costs of approximately $30,507 which are being amortized over a one-year period from January 10, 2014 (commencement of operations).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, International Dividend Income Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Distribution Frequency of
Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
Hard Asset Fund	Quarterly
Gold Fund	Annually
International Dividend Income Fund	Quarterly
China Fund	Annually
Asia Small Companies Fund	Annually
Latin America Fund	Annually
Strategic US Equity Fund	Quarterly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Options
The Funds’ may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility.  In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended April 30, 2014 in the EuroPac Gold Fund were as follows:
	Number of Contractstracts	Premiums Receivedceived
Outstanding at October 31, 2013	-	$-
Options written	1,386	60,630
Options terminated in closing purchasing transactions	(40)	(1,148)
Options expired	(520)	(30,169)
Options exercised	(426)	(11,929)
Outstanding at April 30, 2014	400	$17,384

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend expenses on short positions, brokerage commissions and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund until March 1, 2015. The table below contains the expense cap by Fund and by Class.

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Class A Shares†	Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
Hard Asset Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	-
International Dividend Income Fund	0.85%	1.50%	1.25%
China Fund	1.08%	1.75%	-
Asia Small Companies Fund	1.08%	1.75%	1.50%
Latin America Fund	1.08%	1.75%	1.50%
Strategic US Equity Fund	0.75%	1.25%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.08% of the Fund’s average daily net assets. Prior to March 15, 2011, the Fund’s investment advisor was Euro Pacific Halter Asia Management, Inc.

For the period July 1, 2010 through March 14, 2011, the China Fund paid advisory fees in the amount of $635,809 to Euro Pacific Halter Asia Management, Inc. and $303,365 to Euro Pacific Asset Management, LLC for the period March 15, 2011 through June 30, 2011.

The China Fund, Asia Small Companies Fund and Latin America Fund are sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$56,378	$-	$56,378
International Bond Fund	94,472	-	94,472
Hard Asset Fund	91,754	-	91,754
Gold Fund	88,244	-	88,244
International Dividend Income Fund (January 10, 2014 – April 30, 2014)	57,264	15,832	73,096
China Fund	82,753	-	82,753
Asia Small Companies Fund	109,006	-	109,006
Latin America Fund	103,519	-	103,519
Strategic US Equity Fund	57,449	22,559	80,008
	$740,839	$38,391	$779,230

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of the amounts no later than the dates stated below:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund	International Dividend Income Fund
October 31, 2014	$95,974	$95,046	$77,697	$-	$-
October 31, 2015	117,848	109,368	132,344	-	-
October 31, 2016	55,560	71,464	123,144	63,135	-
October 31, 2017	56,378	94,472	91,754	88,244	73,096
Total	$325,760	$370,350	$424,939	$151,379	$73,096

		Asia Small	Latin America	Strategic US
	China Fund‡	Companies Fund	Fund	Equity Fund
June 30, 2014	$128,421	$-	$-	$-
October 31, 2014	59,642	142,239	-	-
October 31, 2015	190,733	208,947	152,559	87,136
October 31, 2016	154,764	167,862	160,072	136,798
October 31, 2017	82,753	109,006	103,519	80,008
Total	$616,313	$628,054	$416,150	$303,942

‡	The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2014, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2014, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2014, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund	International Dividend Income Fund

Cost of investments	$73,114,888	$77,049,095	$28,362,107	$37,359,259	$34,075,004

Gross unrealized appreciation	$9,464,357	$503,909	$1,396,432	$2,033,072	$2,254,677
Gross unrealized depreciation	(8,964,399)	(4,010,942)	(6,105,779)	(3,777,416)	(353,843)
Net unrealized appreciation (depreciation) on investments	$499,958	$(3,507,033)	$(4,709,347)	$(1,744,344)	$1,900,834
	China Fund	Asia Small Companies Fund	Latin America Fund	Strategic US Equity Fund

Cost of investments	$27,427,242	$26,770,886	$19,147,415	$13,316,004

Gross unrealized appreciation	$12,153,174	$9,665,348	$3,286,867	$1,391,502
Gross unrealized depreciation	(2,255,024)	(338,337)	(791,639)	(841,186)
Net unrealized appreciation (depreciation) on investments	$9,898,150	$9,327,011	$2,495,228	$550,316

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

As of October 31, 2013 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	Gold Fund

Undistributed ordinary income	$351,405	$82,728	$-	$146,342
Undistributed long-term gains	-	120,325	-	-
Tax accumulated earnings	351,405	203,053	-	146,342

Accumulated capital and other losses	$(2,172,144)	$-	$(448,570)	$(165,492)
Net unrealized appreciation (depreciation) on investments	2,490,181	(4,203,817)	(6,003,176)	(1,473,908)
Net unrealized appreciation (depreciation) on foreign currency translations	900	5,295	56	(606)
Total accumulated earnings (deficit)	$670,342	$(3,995,469)	$(6,451,690)	$(1,493,664)

	China Fund	Asia Small Companies Fund	Latin America Fund	Strategic US Equity Fund

Undistributed ordinary income	$210,598	$-	$3,118	$142,252
Undistributed long-term gains	-	-	-	46,752
Tax accumulated earnings	210,598	-	3,118	189,004

Accumulated capital and other losses	$(10,559,904)	$(1,691,056)	$(1,388,173)	$-
Unrealized appreciation (depreciation) on investments	10,448,313	7,367,360	1,419,032	442,543
Unrealized appreciation (depreciation) on foreign currency translations	-	(5)	3,172	-
Total accumulated earnings (deficit)	$99,007	$5,676,299	$37,149	$631,547

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2013 and 2012 were as follows:

	International Value Fund		International Bond Fund		Hard Asset Fund
	2013	2012	2013	2012	2013	2012
Distributions paid from:
Ordinary Income	$1,718,717	$1,592,231	$2,795,383	$1,618,934	$334,648	$206,613
Net long-term capital gains	-	-	51,424	-	43,419	-
Total distributions paid	$1,718,717	$1,592,231	$2,846,807	$1,618,934	$378,067	$206,613

	Gold Fund	China Fund		Asia Small Companies Fund
	2013	2013	2012	2013	2012
Distributions paid from:
Ordinary Income	$-	$352,949	$1,059,363	$413,034	$115,322
Net long-term capital gains	-	-	1,896,428	-	-
Total distributions paid	$-	$352,949	$2,955,791	$413,034	$115,322

	Latin America Fund		Strategic US Equity Fund
	2013	2012	2013	2012
Distributions paid from:
Ordinary Income	$73,922	$-	$119,941	$16,391
Net long-term capital gains	-	-	-	-
Total distributions paid	$73,922	$-	$119,941	$16,391

At October 31, 2013, the Funds had accumulated capital loss carryforwards as follows:

	Capital Loss Carryforward to Expire In:		Not Subject to Expiration:
Fund	2018	2019	Short-Term	Long-Term	Total
International Value Fund	$1,647	$-	$708,711	$1,461,786	$2,172,144
Hard Asset Fund	-	-	-	385,407	385,407
Gold Fund	-	-	165,492	-	165,492
China Fund	-	5,462,398	3,802,777	1,294,729	10,559,904
Asia Small Companies Fund	-	1,603,896	-	-	1,603,896
Latin American Fund	-	-	1,326,245	-	1,326,245

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the period ended October 31, 2013, the International Value Fund, China Fund, Asia Small Companies Fund and Latin America Fund utilized $2,609,893, $541,500, $3,224,245, and $188,933, respectively, of their capital loss carryovers.

As of October 31, 2013, International Value Fund, International Bond Fund, Hard Asset Fund, Gold Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund had qualified late-year losses of $0, $0, $63,163, $0, $0, $87,160, $61,928 and $0, respectively.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2014, redemption fees were as follows:

International Value Fund	$156
International Bond Fund	1,090
Hard Asset Fund	199
Gold Fund	1,319
International Dividend Income Fund (January 10, 2014 – April 30, 2014)	1,416
China Fund	1,115
Asia Small Companies Fund	177
Latin America Fund	171
Strategic US Equity Fund	31

Note 6 – Investment Transactions
For the six months ended April 30, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$9,469,854	$17,966,299
International Bond Fund	17,992,388	32,708,616
Hard Asset Fund	3,835,978	10,906,703
Gold Fund	17,138,357	1,312,558
International Dividend Income Fund (January 10, 2014 – April 30, 2014)	29,472,072	1,509,819
China Fund	7,731,313	11,268,406
Asia Small Companies Fund	14,940,477	16,241,037
Latin America Fund	7,174,582	5,636,945
Strategic US Equity Fund	4,667,136	7,121,548

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2014, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares. Class I Shares are not subject to any distribution or administrative service fees under the plan.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, distribution fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of April 30, 2014, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$12,877,467	$—	$—	$12,877,467
Communications	12,505,419	—	—	12,505,419
Consumer, Cyclical	6,474,034	—	—	6,474,034
Consumer, Non-cyclical	10,043,996	—	—	10,043,996
Energy	11,809,996	—	—	11,809,996
Financial	7,614,912	—	—	7,614,912
Industrial	744,657	—	—	744,657
Technology	1,292,160	—	—	1,292,160
Utilities	6,198,126	—	—	6,198,126
Short-Term Investments	4,054,079	—	—	4,054,079
Total Investments	$73,614,846	$—	$—	$73,614,846

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Basic Materials	$—	$1,077,730	$—	$1,077,730
Communications	—	4,867,704	—	4,867,704
Consumer, Cyclical	—	1,367,425	—	1,367,425
Consumer, Non-cyclical	—	5,284,983	—	5,284,983
Diversified	—	1,492,893	—	1,492,893
Energy	—	3,119,298	—	3,119,298
Financial	—	12,963,623	—	12,963,623
Government	—	30,903,783	—	30,903,783
Industrial	—	1,265,495	—	1,265,495
Utilities	—	1,833,898	—	1,833,898
Preferred Stock	772,800	—	—	772,800
Short-Term Investments	8,592,430	—	—	8,592,430
Total Investments	$9,365,230	$64,176,832	$—	$73,542,062

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$9,332,041	$—	$—	$9,332,041
Consumer, Non-cyclical	1,423,395	—	—	1,423,395
Energy	6,536,358	—	—	6,536,358
Exchange-Traded Fund	5,689,304	—	—	5,689,304
Short-Term Investments	671,662	—	—	671,662
Total Investments	$23,652,760	$—	$—	$23,652,760

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$11,963,779	$—	$—	$11,963,779
Royalty Companies	5,137,857	—	91,233	5,229,090
Precious Metals Exploration	8,076,393	—	520,824	8,597,217
Silver Exploration and Mining	1,260,801	—	—	1,260,801
Diversified Exploration and Mining	2,491,480	—	—	2,491,480
Investment Management Companies
Precious Metals	1,822,556	—	—	1,822,556
Bullion	2,858,233	—	—	2,858,233
Warrants
Diversified Exploration and Mining	—	—	—	—
Precious Metals Royalties	31,429	—	—	31,429
Precious Metals Exploration	—	—	—	—
Purchased Call Options Contracts	87,770	55,500	—	143,270
Short-Term Investments	1,217,060	—	—	1,217,060
Total Assets	$34,947,358	$55,500	$612,057	$35,614,915

	Level 1	Level 2	Level 3	Total
Liabilities
Investments
Written Call Options Contracts	$3,950	$430	$—	$4,380
Written Put Options Contracts	16,600	—	—	16,600
Total Investments	$20,550	$430	$—	$20,980

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$9,951,782	$—	$—	$9,951,782
Consumer, Cyclical	3,737,378	—	—	3,737,378
Consumer, Non-cyclical	3,594,430	—	—	3,594,430
Energy	5,725,988	—	—	5,725,988
Financial	6,128,404	—	—	6,128,404
Utilities	2,240,521	—	—	2,240,521
Short-Term Investments	4,597,335	—	—	4,597,335
Total Investments	$35,975,838	$—	$—	$35,975,838

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$111,441	$111,441
Communications	621,400	542,667	—	1,164,067
Consumer, Cyclical	—	7,445,709	—	7,445,709
Consumer, Non-cyclical	1,530,000	7,289,424	—	8,819,424
Diversified	—	1,426,819	—	1,426,819
Energy	—	2,913,517	—	2,913,517
Financial	—	3,423,648	—	3,423,648
Industrial	—	6,354,491	—	6,354,491
Technology	—	2,769,840	—	2,769,840
Utilities	—	2,586,791	—	2,586,791
Short-Term Investments	309,645	—	—	309,645
Total Investments	$2,461,045	$34,752,906	$111,441	$37,325,392

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$—	$2,523,599	$—	$2,523,599
Consumer, Cyclical	—	10,407,321	—	10,407,321
Consumer, Non-cyclical	1,393,575	9,000,648	—	10,394,223
Diversified	—	1,050,542	—	1,050,542
Energy	—	1,760,318	—	1,760,318
Financial	—	3,866,269	—	3,866,269
Industrial	—	5,450,970	—	5,450,970
Technology	—	433,804	—	433,804
Warrants	6,941	—	—	6,941
Short-Term Investments	203,910	—	—	203,910
Total Investments	$1,604,426	$34,493,471	$—	$36,097,897

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$788,354	$—	$—	$788,354
Consumer, Cyclical	3,381,173	—	—	3,381,173
Consumer, Non-cyclical	8,012,211	—	—	8,012,211
Diversified	948,287	—	—	948,287
Energy	170,900	—	—	170,900
Financial	4,474,669	—	—	4,474,669
Industrial	1,987,163	—	—	1,987,163
Utilities	833,094	—	—	833,094
Short-Term Investments	1,046,792	—	—	1,046,792
Total Investments	$21,642,643	$—	$—	$21,642,643

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$12,743,764	$—	$—	$12,743,764
Short-Term Investments	1,122,556	—	—	1,122,556
Total Investments	$13,866,320	$—	$—	$13,866,320

*	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

The Gold Fund had transfers out of Level 3 into Level 1 as a result of securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

The following is a reconciliation of Level 3 assets for the Gold Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/13	$157,053	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(57,328)	-
Net purchase (sales)	669,385	-
Transfers in and/or out of Level 3	(157,053)	-
Balance as of 4/30/14	$612,057	$-

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/13	$111,441	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 4/30/14	$111,441	$-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2014:

	Fair Value April 30, 2014	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Gold Fund - Common Stocks	$ 612,057	Fair Value Pricing	discount for lack of marketability	decrease
China Fund - Common Stocks	$ 111,441	Fair Value Pricing	discount for lack of marketability	decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in purchased options contracts and written options contracts during the six months ended April 30, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$143,270	Written options contracts, at value	$20,980
Total		$142,270		$20,980

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$102,133	$30,112	$132,245
Total	$102,133	$30,112	$132,245

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(79,662)	$(3,596)	$(83,258)
Total	$(79,662)	$(3,596)	$(83,258)

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.
Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.
At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Executive Vice President of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

EuroPac International Dividend Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 4-5, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) with respect to the EuroPac International Dividend Income Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information regarding the Investment Advisor’s proposal to launch the Fund by converting into the Fund a limited liability company separate account (the “Account”) managed by the Investment Advisor using the same strategies it would use to manage the Fund; performance information for the Account; and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its foreign large blend fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board considered the performance of the Account (which commenced on February 28, 2010), and noted that the Account’s returns (net of fees) for the one-year and since inception periods ended December 31, 2012, exceeded the returns of the S&P International Dividend Opportunities Index. The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition, the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  The Board also noted its familiarity with the Investment Advisor, which serves as investment advisor of eight other series of the Trust.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

EuroPac International Dividend Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (before fee waivers by the Investment Advisor) were the same as the median advisory fees of funds in the Peer Group and the Expense Universe. In considering the estimated total expenses to be paid by the Fund, the Board observed that the total expenses (net of fee waivers) were slightly higher than the Peer Group median by two basis points and the Expense Universe median by seven basis points.  The Board noted, however, that the Fund’s estimated assets for its first year of operations were significantly lower than the average net asset sizes of funds in the Peer Group and the Expense Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $20 million, and noted that the Investment Advisor anticipated waiving a significant portion of its advisory fee during that year.  The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/13 to 4/30/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund Actual Performance	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	$1,000.00	$1,028.80	$8.80
Class I	1,000.00	1,030.40	7.54
Hypothetical (5% annual return before taxes)	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.37	7.49

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2014 (Unaudited)

EuroPac International Bond Fund Actual Performance	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	$1,000.00	$1,015.20	$5.74
Class I	1,000.00	1,017.10	4.50
Hypothetical (5% annual return before taxes)	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac Hard Asset Fund Actual Performance	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	$1,000.00	$961.30	$8.51
Class I	1,000.00	962.60	7.30
Hypothetical (5% annual return before taxes)	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.36	7.57

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	11/1/13	4/30/14	11/1/13 – 4/30/14*
Actual Performance	$1,000.00	$1,007.90	$7.47
Hypothetical (5% annual return before expenses)	1,000.00	1,017.35	7.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2014 (Unaudited)

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	1/10/14*	4/30/14	1/10/14* – 4/30/14
Class A	$1,000.00	$1,067.00	$4.70
Class I	1,000.00	1,067.30	3.92
Hypothetical (5% annual return before taxes)^	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	1,000.00	1,017.38	7.48
Class I	1,000.00	1,018.61	6.24

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 111/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
^	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP China Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$991.30	$8.64
Hypothetical (5% annual return before expenses)	1,000.00	1,016.12	8.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Asia Small Companies Fund Actual Performance	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	$1,000.00	$1,074.00	$9.00
Class I	1,000.00	1,074.70	7.72
Hypothetical (5% annual return before taxes)	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.35	7.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2014 (Unaudited)

EP Latin America Fund Actual Performance	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	$1,000.00	$1,037.30	$8.84
Class I	1,000.00	1,039.60	7.58
Hypothetical (5% annual return before taxes)	11/1/13	4/30/14	11/1/13 – 4/30/14
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Strategic US Equity Fund – Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,041.80	$6.33
Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
Each a series of the Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
53 Palmeras Street, Puerta de Tierra Ward
San Juan, PR 00902

Sub-Advisor
New Sheridan Advisors, Inc.
18201 Von Karman, Suite 480
Irvine, California 92612

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac Hard Asset Fund – Class A	EPHAX	461 418 436
EuroPac Hard Asset Fund – Class I	EPHIX	461 41P 644
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP China Fund – Class A	EPHCX	461 418 857
EP Asia Small Companies Fund – Class A	EPASX	461 418 550
EP Asia Small Companies Fund – Class I	EPEIX	461 41P 636
EP Latin America Fund – Class A	EPLAX	461 418 352
EP Latin America Fund – Class I	EPWIX	461 41P 628
EP Strategic US Equity Fund – Class A	EPUSX	461 418 279

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EuroPac Gold Fund, EuroPac International Dividend Income Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund and EP Strategic US Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 558-5851, on the Funds’ website at www.europacificfunds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2014